Stock-based Compensation (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Employee [Member]
Expected volatility, Minimum	76.40%	71.00%	71.60%
Expected volatility, Maximum	80.60%	79.80%	83.70%
Expected dividend yield
Risk-free interest rate, Minimum	1.63%	1.58%	1.45%
Risk-free interest rate, Maximum	2.48%	2.89%	1.84%
Minimum [Member]
Expected term (in years)	3 years	3 years	3 years
Maximum [Member]
Expected term (in years)	6 years	3 years 6 months	3 years 6 months